Schedule of Investments (unaudited)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	2,773	$87,211
TransDigm Group Inc.(a)	379	203,398
		290,609
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	941	95,389
Expeditors International of Washington Inc.	1,230	119,876
FedEx Corp.	1,744	395,382
United Parcel Service Inc., Class B	5,372	980,605
		1,591,252
Airlines — 0.2%
Alaska Air Group Inc.(a)	904	36,205
American Airlines Group Inc.(a)	4,751	60,243
Delta Air Lines Inc.(a)	4,642	134,479
Southwest Airlines Co.(a)	4,298	155,244
United Airlines Holdings Inc.(a)	2,372	84,016
		470,187
Auto Components — 0.1%
Aptiv PLC(a)	1,967	175,200
BorgWarner Inc.	1,710	57,063
		232,263
Automobiles — 2.3%
Ford Motor Co.	28,886	321,501
General Motors Co.(a)	10,665	338,721
Tesla Inc.(a)	6,138	4,133,452
		4,793,674
Banks — 3.6%
Bank of America Corp.	51,863	1,614,495
Citigroup Inc.	14,205	653,288
Citizens Financial Group Inc.	3,590	128,127
Comerica Inc.	946	69,417
Fifth Third Bancorp.	4,969	166,958
First Republic Bank/CA	1,314	189,479
Huntington Bancshares Inc./OH	10,485	126,135
JPMorgan Chase & Co.	21,484	2,419,313
KeyCorp	6,730	115,958
M&T Bank Corp.	1,309	208,642
PNC Financial Services Group Inc. (The)	3,025	477,254
Regions Financial Corp.	6,881	129,019
Signature Bank/New York NY	456	81,720
SVB Financial Group(a)	430	169,846
Truist Financial Corp.	9,743	462,110
U.S. Bancorp.	9,890	455,138
Zions Bancorp. NA	1,126	57,313
		7,524,212
Beverages — 2.0%
Brown-Forman Corp., Class B, NVS	1,340	94,014
Coca-Cola Co. (The)	28,539	1,795,389
Constellation Brands Inc., Class A	1,197	278,973
Molson Coors Beverage Co., Class B	1,364	74,352
Monster Beverage Corp.(a)	2,749	254,832
PepsiCo Inc.	10,114	1,685,599
		4,183,159
Biotechnology — 2.5%
AbbVie Inc.	12,926	1,979,746
Amgen Inc.	3,908	950,816
Biogen Inc.(a)	1,067	217,604
Gilead Sciences Inc.	9,175	567,107

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	1,385	$105,219
Moderna Inc.(a)	2,531	361,553
Regeneron Pharmaceuticals Inc.(a)	790	466,993
Vertex Pharmaceuticals Inc.(a)	1,871	527,229
		5,176,267
Building Products — 0.5%
A O Smith Corp.	972	53,149
Allegion PLC	647	63,341
Carrier Global Corp.	6,253	222,982
Fortune Brands Home & Security Inc.	981	58,742
Johnson Controls International PLC	5,103	244,332
Masco Corp.	1,751	88,601
Trane Technologies PLC	1,709	221,948
		953,095
Capital Markets — 3.2%
Ameriprise Financial Inc.	803	190,857
Bank of New York Mellon Corp. (The)	5,405	225,443
BlackRock Inc.(b)	1,041	634,011
Cboe Global Markets Inc.	770	87,156
Charles Schwab Corp. (The)	11,032	697,002
CME Group Inc.	2,634	539,180
FactSet Research Systems Inc.	278	106,911
Franklin Resources Inc.	2,082	48,531
Goldman Sachs Group Inc. (The)	2,512	746,114
Intercontinental Exchange Inc.	4,104	385,940
Invesco Ltd.	2,526	40,744
MarketAxess Holdings Inc.	280	71,683
Moody’s Corp.	1,174	319,293
Morgan Stanley.	10,237	778,626
MSCI Inc.	593	244,405
Nasdaq Inc.	848	129,354
Northern Trust Corp.	1,507	145,395
Raymond James Financial Inc.	1,422	127,141
S&P Global Inc.	2,539	855,795
State Street Corp.	2,687	165,654
T Rowe Price Group Inc.	1,667	189,388
		6,728,623
Chemicals — 1.9%
Air Products and Chemicals Inc.	1,622	390,058
Albemarle Corp.	850	177,633
Celanese Corp.	782	91,971
CF Industries Holdings Inc.	1,526	130,824
Corteva Inc.	5,309	287,429
Dow Inc.	5,342	275,701
Eastman Chemical Co.	931	83,576
Ecolab Inc.	1,814	278,921
FMC Corp.	909	97,272
International Flavors & Fragrances Inc.	1,861	221,682
Linde PLC	3,681	1,058,398
LyondellBasell Industries NV, Class A	1,893	165,562
Mosaic Co. (The)	2,683	126,718
PPG Industries Inc.	1,737	198,609
Sherwin-Williams Co. (The)	1,751	392,066
		3,976,420
Commercial Services & Supplies — 0.5%
Cintas Corp.	640	239,059
Copart Inc.(a)	1,565	170,053
Republic Services Inc.	1,518	198,661
Rollins Inc.	1,648	57,548

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	2,803	$428,803
		1,094,124
Communications Equipment — 0.9%
Arista Networks Inc.(a)	1,646	154,296
Cisco Systems Inc.	30,387	1,295,702
F5 Inc.(a)	443	67,797
Juniper Networks Inc.	2,371	67,573
Motorola Solutions Inc.	1,226	256,970
		1,842,338
Construction & Engineering — 0.1%
Quanta Services Inc.	1,038	130,103

Construction Materials — 0.1%
Martin Marietta Materials Inc.	452	135,256
Vulcan Materials Co.	976	138,690
		273,946
Consumer Finance — 0.6%
American Express Co.	4,470	619,632
Capital One Financial Corp.	2,875	299,546
Discover Financial Services	2,055	194,362
Synchrony Financial	3,668	101,310
		1,214,850
Containers & Packaging — 0.4%
Amcor PLC	11,044	137,277
Avery Dennison Corp.	602	97,446
Ball Corp.	2,363	162,503
International Paper Co.	2,711	113,401
Packaging Corp. of America	696	95,700
Sealed Air Corp.	1,068	61,645
Westrock Co.	1,907	75,975
		743,947
Distributors — 0.2%
Genuine Parts Co.	1,027	136,591
LKQ Corp.	1,903	93,418
Pool Corp.	290	101,857
		331,866
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	13,234	3,613,147

Diversified Telecommunication Services — 1.3%
AT&T Inc.	52,367	1,097,612
Lumen Technologies Inc.	6,865	74,897
Verizon Communications Inc.	30,720	1,559,040
		2,731,549
Electric Utilities — 1.1%
Constellation Energy Corp.	2,380	136,279
Edison International	2,789	176,376
Entergy Corp.	1,488	167,608
Eversource Energy	2,523	213,118
Exelon Corp.	7,199	326,259
FirstEnergy Corp.	4,158	159,626
NextEra Energy Inc.	14,370	1,113,100
		2,292,366
Electrical Equipment — 0.6%
AMETEK Inc.	1,680	184,615
Eaton Corp. PLC	2,926	368,646
Emerson Electric Co.	4,346	345,681
Generac Holdings Inc.(a)(c)	467	98,341

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Inc.	851	$169,613
		1,166,896
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,370	281,341
CDW Corp./DE	995	156,772
Corning Inc.	5,560	175,196
Keysight Technologies Inc.(a)	1,331	183,478
TE Connectivity Ltd.	2,374	268,618
Trimble Inc.(a)	1,807	105,222
Zebra Technologies Corp., Class A(a)	390	114,640
		1,285,267
Energy Equipment & Services — 0.4%
Baker Hughes Co.	6,842	197,528
Halliburton Co.	6,641	208,262
Schlumberger NV	10,339	369,723
		775,513
Entertainment — 1.4%
Activision Blizzard Inc.	5,719	445,281
Electronic Arts Inc.	2,058	250,356
Live Nation Entertainment Inc.(a)	1,002	82,745
Netflix Inc.(a)	3,250	568,327
Take-Two Interactive Software Inc.(a)	1,153	141,277
Walt Disney Co. (The)(a)	13,324	1,257,786
Warner Bros. Discovery Inc.(a)	16,057	215,485
		2,961,257
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	1,086	157,503
American Tower Corp.	3,399	868,750
AvalonBay Communities Inc.	1,021	198,329
Boston Properties Inc.	1,043	92,806
Camden Property Trust	779	104,760
Crown Castle International Corp.	3,168	533,428
Digital Realty Trust Inc.	2,082	270,306
Duke Realty Corp.	2,812	154,519
Equinix Inc.	666	437,575
Equity Residential	2,504	180,839
Essex Property Trust Inc.	480	125,525
Extra Space Storage Inc.	981	166,888
Federal Realty Investment Trust	525	50,264
Healthpeak Properties Inc.	3,967	102,785
Host Hotels & Resorts Inc.	5,173	81,113
Iron Mountain Inc.	2,102	102,346
Kimco Realty Corp.	4,458	88,135
Mid-America Apartment Communities Inc.	844	147,422
Prologis Inc.	5,415	637,075
Public Storage	1,118	349,565
Realty Income Corp.	4,401	300,412
Regency Centers Corp.	1,139	67,554
SBA Communications Corp.	787	251,879
Simon Property Group Inc.	2,396	227,428
UDR Inc.	2,194	101,012
Ventas Inc.	2,934	150,896
Vornado Realty Trust	1,177	33,650
Welltower Inc.	3,321	273,484
Weyerhaeuser Co.	5,427	179,742
		6,435,990
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	3,242	1,553,826
Kroger Co. (The)	4,799	227,136

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	3,727	$315,714
Walgreens Boots Alliance Inc.	5,252	199,051
		2,295,727
Food Products — 1.3%
Archer-Daniels-Midland Co.	4,116	319,402
Campbell Soup Co.	1,487	71,450
Conagra Brands Inc.	3,511	120,217
General Mills Inc.	4,433	334,470
Hershey Co. (The)	1,068	229,791
Hormel Foods Corp.	2,079	98,461
JM Smucker Co. (The)	784	100,360
Kellogg Co.	1,869	133,334
Kraft Heinz Co. (The)	5,168	197,108
Lamb Weston Holdings Inc.	1,054	75,319
McCormick & Co. Inc./MD, NVS	1,831	152,431
Mondelez International Inc., Class A	10,145	629,903
Tyson Foods Inc., Class A	2,138	183,996
		2,646,242
Gas Utilities — 0.1%
Atmos Energy Corp.	1,017	114,006

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	12,808	1,391,589
Abiomed Inc.(a)	328	81,183
Align Technology Inc.(a)	534	126,382
Baxter International Inc.	3,689	236,945
Becton Dickinson and Co.	2,086	514,262
Boston Scientific Corp.(a)	10,457	389,732
Cooper Companies Inc. (The)	361	113,036
DENTSPLY SIRONA Inc.	1,564	55,882
Dexcom Inc.(a)	2,871	213,976
Edwards Lifesciences Corp.(a)	4,559	433,515
Hologic Inc.(a)	1,814	125,710
IDEXX Laboratories Inc.(a)	615	215,699
Intuitive Surgical Inc.(a)	2,626	527,064
Medtronic PLC	9,804	879,909
ResMed Inc.	1,073	224,933
STERIS PLC	731	150,696
Stryker Corp.	2,462	489,766
Teleflex Inc.	345	84,818
Zimmer Biomet Holdings Inc.	1,539	161,687
		6,416,784
Health Care Providers & Services — 3.9%
AmerisourceBergen Corp.	1,105	156,335
Cardinal Health Inc.	1,993	104,174
Centene Corp.(a)	4,278	361,961
Cigna Corp.	2,321	611,630
CVS Health Corp.	9,592	888,795
DaVita Inc.(a)	435	34,783
Elevance Health Inc.	1,767	852,719
HCA Healthcare Inc.	1,664	279,652
Henry Schein Inc.(a)	1,018	78,121
Humana Inc.	925	432,965
Laboratory Corp. of America Holdings	684	160,302
McKesson Corp.	1,063	346,761
Molina Healthcare Inc.(a)	429	119,953
Quest Diagnostics Inc.	870	115,693
UnitedHealth Group Inc.	6,861	3,524,015

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services Inc., Class B	491	$49,449
		8,117,308
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings Inc.(a)	297	519,450
Caesars Entertainment Inc.(a)	1,567	60,016
Carnival Corp.(a)	5,937	51,355
Chipotle Mexican Grill Inc.(a)	205	267,988
Darden Restaurants Inc.	927	104,862
Domino’s Pizza Inc.	263	102,494
Expedia Group Inc.(a)	1,110	105,261
Hilton Worldwide Holdings Inc.	2,032	226,446
Las Vegas Sands Corp.(a)	2,533	85,084
Marriott International Inc./MD, Class A	2,011	273,516
McDonald’s Corp.	5,410	1,335,621
MGM Resorts International	2,587	74,894
Norwegian Cruise Line Holdings Ltd.(a)(c)	3,049	33,905
Penn National Gaming Inc.(a)(c)	1,177	35,804
Royal Caribbean Cruises Ltd.(a)	1,644	57,392
Starbucks Corp.	8,398	641,523
Wynn Resorts Ltd.(a)	759	43,248
Yum! Brands Inc.	2,086	236,782
		4,255,641
Household Durables — 0.3%
DR Horton Inc.	2,354	155,811
Garmin Ltd.	1,117	109,745
Lennar Corp., Class A	1,908	134,648
Mohawk Industries Inc.(a)	376	46,658
Newell Brands Inc.	2,708	51,560
NVR Inc.(a)	23	92,095
PulteGroup Inc.	1,738	68,877
Whirlpool Corp.	411	63,652
		723,046
Household Products — 1.7%
Church & Dwight Co. Inc.	1,766	163,637
Clorox Co. (The)	897	126,459
Colgate-Palmolive Co.	6,141	492,140
Kimberly-Clark Corp.	2,465	333,145
Procter & Gamble Co. (The)	17,551	2,523,658
		3,639,039
Industrial Conglomerates — 0.2%
General Electric Co.	8,051	512,607

Insurance — 2.5%
Aflac Inc.	4,335	239,856
Allstate Corp. (The)	2,011	254,854
American International Group Inc.	5,795	296,298
Aon PLC, Class A	1,554	419,083
Arthur J Gallagher & Co.	1,537	250,593
Assurant Inc.	380	65,683
Brown & Brown Inc.	1,718	100,228
Chubb Ltd.	3,099	609,201
Cincinnati Financial Corp.	1,087	129,331
Everest Re Group Ltd.	290	81,281
Globe Life Inc.	685	66,767
Hartford Financial Services Group Inc. (The)	2,406	157,425
Lincoln National Corp.	1,211	56,639
Loews Corp.	1,431	84,801
Marsh & McLennan Companies Inc.	3,674	570,389
MetLife Inc.	5,056	317,466

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Principal Financial Group Inc.	1,719	$114,812
Progressive Corp. (The)	4,278	497,403
Prudential Financial Inc.	2,758	263,885
Travelers Companies Inc. (The)	1,762	298,007
W R Berkley Corp.	1,526	104,165
Willis Towers Watson PLC	816	161,070
		5,139,237
Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	2,200	4,794,372
Alphabet Inc., Class C, NVS(a)	2,017	4,412,087
Match Group Inc.(a)	2,089	145,583
Meta Platforms Inc, Class A(a)	16,777	2,705,291
Twitter Inc.(a)	5,580	208,636
		12,265,969
Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(a)	64,005	6,797,971
eBay Inc.	4,095	170,639
Etsy Inc.(a)	936	68,524
		7,037,134
IT Services — 4.9%
Accenture PLC, Class A	4,633	1,286,352
Akamai Technologies Inc.(a)	1,173	107,130
Automatic Data Processing Inc.	3,060	642,722
Broadridge Financial Solutions Inc.	843	120,170
Cognizant Technology Solutions Corp., Class A	3,822	257,947
DXC Technology Co.(a)	1,782	54,012
EPAM Systems Inc.(a)	417	122,923
Fidelity National Information Services Inc.	4,468	409,582
Fiserv Inc.(a)	4,255	378,567
FleetCor Technologies Inc.(a)	566	118,922
Gartner Inc.(a)	595	143,889
Global Payments Inc.	2,076	229,689
International Business Machines Corp.	6,579	928,889
Jack Henry & Associates Inc.	538	96,851
Mastercard Inc., Class A	6,286	1,983,107
Paychex Inc.	2,347	267,253
PayPal Holdings Inc.(a)	8,488	592,802
VeriSign Inc.(a)	709	118,637
Visa Inc., Class A	12,038	2,370,162
		10,229,606
Leisure Products — 0.0%
Hasbro Inc.	939	76,885

Life Sciences Tools & Services — 2.1%
Agilent Technologies Inc.	2,185	259,512
Bio-Rad Laboratories Inc., Class A(a)	157	77,715
Bio-Techne Corp.	289	100,179
Charles River Laboratories International Inc.(a)	372	79,597
Danaher Corp.	4,733	1,199,910
Illumina Inc.(a)	1,145	211,092
IQVIA Holdings Inc.(a)	1,386	300,748
Mettler-Toledo International Inc.(a)	166	190,696
PerkinElmer Inc.	917	130,416
Thermo Fisher Scientific Inc.	2,863	1,555,411
Waters Corp.(a)	441	145,962
West Pharmaceutical Services Inc.	540	163,280
		4,414,518
Machinery — 1.7%
Caterpillar Inc.	3,902	697,521

Security	Shares	Value

Machinery (continued)
Cummins Inc.	1,037	$200,691
Deere & Co.	2,041	611,218
Dover Corp.	1,052	127,629
Fortive Corp.	2,615	142,204
IDEX Corp.	559	101,531
Illinois Tool Works Inc.	2,083	379,627
Ingersoll Rand Inc.	2,982	125,483
Nordson Corp.	400	80,976
Otis Worldwide Corp.	3,093	218,582
PACCAR Inc.	2,543	209,391
Parker-Hannifin Corp.	940	231,287
Pentair PLC	1,207	55,244
Snap-on Inc.	396	78,024
Stanley Black & Decker Inc.	1,104	115,765
Westinghouse Air Brake Technologies Corp.	1,336	109,659
Xylem Inc./NY	1,307	102,181
		3,587,013
Media — 1.0%
Charter Communications Inc., Class A(a)	847	396,845
Comcast Corp., Class A	32,702	1,283,226
DISH Network Corp., Class A(a)	1,807	32,400
Fox Corp., Class A, NVS(a)	2,311	74,322
Fox Corp., Class B(a)	1,066	31,660
Interpublic Group of Companies Inc. (The)	2,853	78,543
News Corp., Class A, NVS(a)	2,851	44,419
News Corp., Class B(a)	906	14,396
Omnicom Group Inc.	1,502	95,542
Paramount Global, Class B, NVS	4,398	108,543
		2,159,896
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	10,601	310,185
Newmont Corp.	5,822	347,399
Nucor Corp.	1,946	203,182
		860,766
Multi-Utilities — 0.5%
CenterPoint Energy Inc.	4,583	135,565
Consolidated Edison Inc.	2,582	245,548
Public Service Enterprise Group Inc.	3,671	232,301
Sempra Energy	2,299	345,471
		958,885
Multiline Retail — 0.5%
Dollar General Corp.	1,674	410,866
Dollar Tree Inc.(a)	1,649	256,997
Target Corp.	3,383	477,781
		1,145,644
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan Inc.	14,350	240,506
Marathon Petroleum Corp.	3,957	325,305
ONEOK Inc.	3,290	182,595
Phillips 66	3,519	288,523
Valero Energy Corp.	2,671	283,874
Williams Companies Inc. (The)	8,933	278,799
		1,599,602
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,697	432,175

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	15,574	1,199,198
Catalent Inc.(a)	1,312	140,764

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	5,769	$1,870,483
Merck & Co. Inc.	18,498	1,686,463
Organon & Co.	1,870	63,113
Pfizer Inc.	41,043	2,151,884
Viatris Inc.	8,862	92,785
Zoetis Inc.	3,455	593,880
		7,798,570
Professional Services — 0.2%
Equifax Inc.	896	163,771
Nielsen Holdings PLC	2,584	60,000
Robert Half International Inc.	792	59,313
Verisk Analytics Inc.	1,155	199,919
		483,003
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	2,391	176,002

Road & Rail — 1.0%
CSX Corp.	15,904	462,170
JB Hunt Transport Services Inc.	602	94,797
Norfolk Southern Corp.	1,752	398,212
Old Dominion Freight Line Inc.	678	173,758
Union Pacific Corp.	4,594	979,808
		2,108,745
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)	11,854	906,475
Analog Devices Inc.	3,821	558,210
Applied Materials Inc.	6,461	587,822
Broadcom Inc.	2,987	1,451,115
Enphase Energy Inc.(a)	988	192,897
Intel Corp.	29,910	1,118,933
KLA Corp.	1,095	349,393
Lam Research Corp.	1,018	433,821
Microchip Technology Inc.	4,051	235,282
Micron Technology Inc.	8,178	452,080
Monolithic Power Systems Inc.	321	123,277
Nvidia Corp.	18,317	2,776,674
NXP Semiconductors NV	1,932	285,994
Qorvo Inc.(a)	785	74,041
Qualcomm Inc.	8,207	1,048,362
Skyworks Solutions Inc.	1,177	109,037
SolarEdge Technologies Inc.(a)	405	110,840
Teradyne Inc.	1,183	105,938
Texas Instruments Inc.	6,745	1,036,369
		11,956,560
Software — 10.1%
Adobe Inc.(a)	3,456	1,265,103
Ansys Inc.(a)	631	150,992
Autodesk Inc.(a)	1,600	275,136
Cadence Design Systems Inc.(a)	2,027	304,111
Ceridian HCM Holding Inc.(a)	979	46,091
Citrix Systems Inc.	901	87,550
Fortinet Inc.(a)	4,877	275,941
Intuit Inc.	2,069	797,475
Microsoft Corp.	54,708	14,050,656
NortonLifeLock Inc.	4,220	92,671
Oracle Corp.	11,515	804,553
Paycom Software Inc.(a)	350	98,042
PTC Inc.(a)	771	81,988
Roper Technologies Inc.	775	305,854

Security	Shares	Value

Software (continued)
Salesforce Inc.(a)	7,268	$1,199,511
ServiceNow Inc.(a)	1,466	697,112
Synopsys Inc.(a)	1,121	340,448
Tyler Technologies Inc.(a)	298	99,079
		20,972,313
Specialty Retail — 2.3%
Advance Auto Parts Inc.	451	78,064
AutoZone Inc.(a)	145	311,623
Bath & Body Works Inc.	1,745	46,975
Best Buy Co. Inc.	1,481	96,546
CarMax Inc.(a)	1,172	106,043
Home Depot Inc. (The)	7,559	2,073,207
Lowe’s Companies Inc.	4,836	844,704
O’Reilly Automotive Inc.(a)	481	303,877
Ross Stores Inc.	2,587	181,685
TJX Companies Inc. (The)	8,591	479,807
Tractor Supply Co.	818	158,569
Ulta Beauty, Inc.(a)	382	147,253
		4,828,353
Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	112,473	15,377,308
Hewlett Packard Enterprise Co.	9,510	126,103
HP Inc.	7,705	252,570
NetApp Inc.	1,610	105,036
Seagate Technology Holdings PLC	1,470	105,017
Western Digital Corp.(a)	2,287	102,526
		16,068,560
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	9,291	949,540
PVH Corp.	503	28,621
Ralph Lauren Corp.	333	29,854
Tapestry Inc.	1,900	57,988
VF Corp.	2,337	103,225
		1,169,228
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,207	210,013
United Rentals Inc.(a)	524	127,285
		337,298
Water Utilities — 0.1%
American Water Works Co. Inc.	1,320	196,376

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	4,310	579,867

Total Long-Term Investments — 99.8%
(Cost: $260,164,116)		208,115,525

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(b)(d)(e)	100,801	100,791

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(d)	340,000	$340,000

Total Short-Term Securities — 0.2%
(Cost: $440,799)		440,791

Total Investments in Securities — 100.0%
(Cost: $260,604,915)		208,556,316

Other Assets Less Liabilities — 0.0%		49,565

Net Assets — 100.0%		$208,605,881

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,354	$88,411	(a)	$—	$32	$(6)	$100,791	100,801	$110	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	20,000	(a)	—	—	—	340,000	340,000	525		—
BlackRock Inc.	719,848	76,137		(16,774)	(39)	(145,161)	634,011	1,041	4,768		—
					$(7)	$(145,167)	$1,074,802		$5,403		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500	23	09/16/22	$436	$(11,243)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
June 30, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$208,115,525	$—	$—	$208,115,525
Money Market Funds	440,791	—	—	440,791
	$208,556,316	$—	$—	$208,556,316
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,243)	$—	$—	$(11,243)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares